Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

In accordance with the SEC’s disclosure requirements regarding pay versus performance (“PVP”), this section presents the SEC-defined “Compensation Actually Paid,” (“CAP”) of our NEO for each of the fiscal years ended December 31, 2024 and 2023, and our financial performance. Also required by the SEC, this section compares CAP to various measures used to gauge performance at HOTH for each such fiscal year.

Pay versus Performance Table — Compensation Definitions

Salary, Bonus, Stock Awards, and All Other Compensation are each calculated in the same manner for purposes of both CAP and Summary Compensation Table (“SCT”) values. The primary difference between the calculation of CAP and SCT total compensation is the calculation of the value of “Stock Awards,” with the table below describing the differences in how these awards are valued for purposes of SCT total and CAP:

	SCT Total	CAP
Stock Awards	Grant date fair value of stock and option awards granted during the year	Year over year change in the fair value of stock and option awards that are unvested as of the end of the year, or vested or were forfeited during the year

Pay Versus Performance Table

Year(1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return	Net Loss
(a)	(b)	(c)	(d)	(e)	(f)	(h)
2024	$1,226,792	$1,226,792	$-	$-	$1.26	$(7,786,842)
2023	$846,342	$846,342	$-	$-	$2.43	$(7,845,390)
2022	$1,060,370	$1,060,370	$-	$-	$13.16	$(11,371,953)

(1)	The PEO (CEO) in the 2024 and 2023 reporting year is Robb Knie.

(2)	The CAP was calculated beginning with the PEO’s SCT total. No amounts were deducted from or added to the applicable SCT total compensation. Since all equity awards were fully vested prior to 2022, no reconciliation with respect to equity awards for summary compensation numbers was required.

PEO Total Compensation Amount	[1]	$ 1,226,792	$ 846,342	$ 1,060,370
PEO Actually Paid Compensation Amount	[1],[2]	1,226,792	846,342	1,060,370
Non-PEO NEO Average Total Compensation Amount	[1]
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]
Total Shareholder Return Amount	[1]	1.26	2.43	13.16
Net Income (Loss)	[1]	$ (7,786,842)	$ (7,845,390)	$ (11,371,953)
PEO Name		Robb Knie	Robb Knie

[1]	The PEO (CEO) in the 2024 and 2023 reporting year is Robb Knie.
[2]	The CAP was calculated beginning with the PEO’s SCT total. No amounts were deducted from or added to the applicable SCT total compensation. Since all equity awards were fully vested prior to 2022, no reconciliation with respect to equity awards for summary compensation numbers was required.